Contingent assets and liabilities (Details) € in Millions, $ in Millions			12 Months Ended
	Jan. 04, 2021 EUR (€)	Jul. 14, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Contingent Assets And Liabilities [Line Items]
Cost share mechanism			50.00%		50.00%
DIVERSITY clinical study
Contingent Assets And Liabilities [Line Items]
Amount receivable in relation to the collaboration | $					$ 15.0
Gilead [member] | Filgotinib drug license
Contingent Assets And Liabilities [Line Items]
Amount receivable in relation to the collaboration | €						€ 160.0
Upfront payments | €			€ 110.0
Upfront Payments Receivable Related Party Transactions In Next Fiscal Year | €			€ 50.0
Gilead [member] | Minimum | Filgotinib drug license
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction			20.00%	20.00%
Gilead [member] | Maximum | Filgotinib drug license
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction			30.00%	30.00%
Potential development and regulatory milestones | $				$ 295.0
Sales based milestone payment | $				$ 600.0
Fidelta d.o.o. | Selvita S A
Contingent Assets And Liabilities [Line Items]
Proportion of voting rights held in subsidiary	100.00%
Consideration received | €	€ 37.1
Outside Europe | Minimum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		20.00%
Outside Europe | Maximum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		24.00%
Filgotinib drug license
Contingent Assets And Liabilities [Line Items]
Sales based milestone payment | $		$ 600.0
Filgotinib drug license | Gilead [member] | DIVERSITY clinical study
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction			(30.00%)	(30.00%)
Filgotinib drug license | Outside Europe | Minimum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		20.00%
Filgotinib drug license | Outside Europe | Maximum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		30.00%
Scenario | Europe | Gilead [member] | Minimum | DIVERSITY clinical study
Contingent Assets And Liabilities [Line Items]
Royalties payable, percentage			5.6		5.6
Scenario | Europe | Gilead [member] | Maximum | DIVERSITY clinical study
Contingent Assets And Liabilities [Line Items]
Royalties payable, percentage			10.5		10.5